UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 12, 2009


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total:	316,561



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	     9916   1077865 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    14773    581175 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     45112       467 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8758      2725 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    23450   1122000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     12815   1626328 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      4539    100268 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     18764   1161855 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       204    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     16807    722275 SH         SOLE          SOLE
HEARTLAND PAYMENT SYSTEMS, INC.	COM   42235N108     12872    735550 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     25217   1022586 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     28728    446022 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     21312     71277 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      3635    170000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     12927    719365 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       765     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       179     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       294      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     16001    746992 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      4309    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     21604    742915 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       579     25000 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      2127    300000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    10033    377188 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       841     12080 SH         SOLE          SOLE
                                                   316561